Risk Management - Disclosure of ECL under 100% weighted scenarios for key modelled portfolios (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,518,454	£ 1,491,765
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5,727)	(5,532)
Loans and advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	361,523	346,273
Loans and advances | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 361,523	£ 346,273
Coverage ratio	1.40%	1.40%
Loans and advances | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 366,812	£ 351,343
Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (5,289)	£ (5,070)
Coverage ratio	1.40%	1.40%
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 327,688	£ 305,836
Coverage ratio	0.30%	0.30%
Loans and advances | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 328,579	£ 306,774
Loans and advances | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	328,579	306,774
Loans and advances | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(891)	(938)
Loans and advances | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (891)	£ (938)
Coverage ratio	0.30%	0.30%
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 28,956	£ 35,402
Coverage ratio	5.60%	4.70%
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,879	£ 5,035
Loans and advances | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	30,664	37,153
Loans and advances | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	30,664	37,153
Loans and advances | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,708)	(1,751)
Loans and advances | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,708)	£ (1,751)
Coverage ratio	5.60%	4.70%
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 177,333	£ 168,061
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 177,333	£ 168,061
Coverage ratio	0.10%	0.10%
Retail mortgages | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 177,450	£ 168,248	£ 172,095
Retail mortgages | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	177,450	168,248
Retail mortgages | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(117)	(187)	(583)
Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(117)	(187)
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 161,637	£ 146,652
Coverage ratio	0.00%	0.00%
Retail mortgages | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 161,654	£ 146,690	150,202
Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	161,654	146,690
Retail mortgages | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(17)	(38)	(50)
Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(17)	(38)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13,813	£ 19,534
Coverage ratio	0.10%	0.30%
Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13,829	£ 19,596	19,469
Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	13,829	19,596
Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(16)	(62)	(105)
Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(16)	(62)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	36,952	34,779
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 36,952	£ 34,779
Coverage ratio	8.30%	8.70%
Retail credit cards | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 40,281	£ 38,086	37,707
Retail credit cards | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	40,281	38,086
Retail credit cards | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,329)	(3,307)	(3,486)
Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,329)	(3,307)
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 33,157	£ 30,573
Coverage ratio	1.70%	1.80%
Retail credit cards | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 33,723	£ 31,126	30,409
Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	33,723	31,126
Retail credit cards | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(566)	(553)	(523)
Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(566)	(553)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 3,285	£ 3,770
Coverage ratio	26.70%	24.90%
Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,479	£ 5,017	5,578
Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,479	5,017
Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,194)	(1,247)	(1,630)
Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,194)	(1,247)
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	13,914	13,808
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13,914	£ 13,808
Coverage ratio	3.60%	2.90%
Retail other | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 14,431	£ 14,218	10,305
Retail other | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	14,431	14,218
Retail other | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(517)	(410)	(353)
Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(517)	(410)
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 12,248	£ 12,312
Coverage ratio	0.80%	1.10%
Retail other | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 12,349	£ 12,450	8,469
Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	12,349	12,450
Retail other | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(101)	(138)	(59)
Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(101)	(138)
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,535	£ 1,262
Coverage ratio	10.70%	8.10%
Retail other | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,718	£ 1,373	1,343
Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,718	1,373
Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(183)	(111)	(118)
Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(183)	(111)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	133,324	129,625
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 133,324	£ 129,625
Coverage ratio	1.00%	0.90%
Corporate loans | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 134,650	£ 130,791	128,361
Corporate loans | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	134,650	130,791
Corporate loans | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,326)	(1,166)	(1,299)
Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,326)	(1,166)
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 120,646	£ 116,299
Coverage ratio	0.20%	0.20%
Corporate loans | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 120,853	£ 116,508	112,505
Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	120,853	116,508
Corporate loans | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(207)	(209)	(287)
Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(207)	(209)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 10,323	£ 10,836
Coverage ratio	3.00%	3.00%
Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 10,638	£ 11,167	13,302
Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	10,638	11,167
Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(315)	(331)	£ (414)
Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(315)	(331)
Total weighted model ECL | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,358)	(4,737)
Total weighted model ECL | Loans and advances | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,300)	(4,700)
Total weighted model ECL | Weighted | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,358)	(4,737)
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (62)	£ (24)
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 149,004	£ 139,086
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3)	£ (1)
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.00%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.70%	1.80%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13,586	£ 20,401
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,621	1,062
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(16)	(4)
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(43)	(19)
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,336)	£ (3,633)
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.80%
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 61,320	£ 63,937
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (561)	£ (535)
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	22.30%	21.30%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.80%	74.00%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,307	£ 6,904
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,158	2,197
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,183)	(1,473)
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,592)	(1,625)
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (192)	£ (207)
Total weighted model ECL | Weighted | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%	0.40%
Total weighted model ECL | Weighted | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 6,260	£ 7,952
Total weighted model ECL | Weighted | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (32)	£ (34)
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.00%	6.60%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	61.70%	58.20%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,164	£ 1,232
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	128	158
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(81)	(81)
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(79)	(92)
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (768)	£ (873)
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 220,292	£ 213,905
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (231)	£ (270)
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%	2.50%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%	1.80%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 18,172	£ 21,197
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,650	4,051
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(477)	(532)
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(60)	(71)
Total weighted model ECL | Upside 2 | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,023)	(4,412)
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (39)	£ (13)
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 151,314	£ 140,828
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1)	£ 0
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.00%	1.10%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 11,276	£ 18,178
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,621	1,062
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(6)	(1)
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(32)	(12)
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,170)	£ (3,484)
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.80%
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 61,096	£ 63,821
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (523)	£ (512)
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.40%	20.60%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.70%	72.10%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,133	£ 6,747
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,158	2,197
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,099)	(1,387)
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,548)	(1,585)
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (173)	£ (190)
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%	0.40%
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 6,378	£ 8,074
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (30)	£ (32)
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.40%	6.10%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	59.40%	57.00%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,046	£ 1,110
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	128	158
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(67)	(68)
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(76)	(90)
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (641)	£ (725)
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 222,057	£ 216,064
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (201)	£ (235)
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%	2.20%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%	1.60%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 16,264	£ 18,889
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,650	4,051
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(383)	(424)
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(57)	(66)
Total weighted model ECL | Upside 1 | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,161)	(4,538)
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (45)	£ (17)
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 150,144	£ 140,079
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (2)	£ (1)
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.20%	1.30%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 12,446	£ 19,072
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,621	1,062
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(8)	(2)
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(35)	(14)
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,252)	£ (3,551)
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.80%
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 61,204	£ 63,859
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (541)	£ (523)
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.80%	20.90%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.90%	73.10%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,224	£ 6,817
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,158	2,197
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,138)	(1,422)
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,573)	(1,606)
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (180)	£ (195)
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%	0.40%
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 6,326	£ 8,025
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (31)	£ (32)
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.60%	6.20%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	60.20%	57.60%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,098	£ 1,159
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	128	158
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(72)	(72)
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(77)	(91)
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (684)	£ (775)
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 221,337	£ 215,215
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (212)	£ (247)
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%	2.30%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%	1.70%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 17,037	£ 19,793
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,650	4,051
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(415)	(461)
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(57)	(67)
Total weighted model ECL | Baseline | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,302)	(4,675)
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (51)	£ (21)
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 148,760	£ 139,188
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (2)	£ (1)
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.00%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.30%	1.60%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13,830	£ 20,134
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,621	1,062
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(11)	(3)
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(38)	(17)
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,332)	£ (3,620)
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.80%
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 61,325	£ 63,894
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (561)	£ (534)
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	22.20%	21.20%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.00%	74.10%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,301	£ 6,889
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,158	2,197
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,175)	(1,459)
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,596)	(1,627)
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (185)	£ (202)
Total weighted model ECL | Baseline | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%	0.40%
Total weighted model ECL | Baseline | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 6,268	£ 7,968
Total weighted model ECL | Baseline | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (31)	£ (33)
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.70%	6.30%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	60.20%	58.20%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,156	£ 1,215
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	128	158
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(77)	(77)
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(77)	(92)
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (734)	£ (832)
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 220,646	£ 214,293
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (221)	£ (258)
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.50%	2.40%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%	1.70%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 17,836	£ 20,827
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,650	4,051
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(454)	(505)
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(59)	(69)
Total weighted model ECL | Downside 1 | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,765)	(5,107)
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (98)	£ (40)
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 146,786	£ 136,671
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (6)	£ (3)
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.60%	2.70%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 15,804	£ 23,359
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,621	1,062
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(33)	(8)
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(59)	(29)
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,508)	£ (3,790)
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.00%	0.90%
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 61,569	£ 63,980
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (599)	£ (560)
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.30%	22.20%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	75.60%	75.70%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,478	£ 7,052
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,158	2,197
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,277)	(1,567)
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,632)	(1,663)
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (217)	£ (232)
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.60%	0.50%
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 6,106	£ 7,804
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (35)	£ (36)
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.70%	7.30%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	62.50%	60.10%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,318	£ 1,380
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	128	158
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(102)	(101)
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(80)	(95)
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (942)	£ (1,045)
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 218,634	£ 212,007
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (274)	£ (311)
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.00%	2.80%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.80%	2.00%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 19,979	£ 23,238
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,650	4,051
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(604)	(655)
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(64)	(79)
Total weighted model ECL | Downside 2 | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5,443)	(5,713)
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (190)	£ (63)
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 144,360	£ 134,861
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (13)	£ (6)
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.40%	0.10%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.00%	3.90%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 18,230	£ 26,339
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,621	1,062
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(79)	(16)
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(98)	(41)
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,715)	£ (3,995)
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.00%	0.90%
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 61,724	£ 63,975
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (637)	£ (586)
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	24.60%	23.40%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	77.10%	77.20%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,759	£ 7,310
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,158	2,197
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,415)	(1,714)
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,663)	(1,695)
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (259)	£ (271)
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.60%	0.50%
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,927	£ 7,614
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (38)	£ (40)
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	9.00%	8.50%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	68.00%	61.40%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,497	£ 1,570
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	128	158
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(134)	(134)
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(87)	(97)
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,279)	£ (1,384)
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 213,827	£ 207,062
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (329)	£ (363)
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.50%	3.30%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.90%	2.20%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 24,927	£ 28,340
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,650	4,051
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(879)	(932)
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(71)	(89)
ECL from individually assessed exposures | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(672)	(461)
ECL from individually assessed exposures | Loans and advances | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(700)	(500)
ECL from benchmarked exposures and others | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(542)	(358)
ECL from benchmarked exposures and others | Accumulated impairment | Tesco Personal Finance PLC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(400)	(209)
ECL from benchmarked exposures and others | Loans and advances | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(600)	(400)
ECL from debt securities at amortised cost | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(22)	(23)
ECL from held for sale assets (co-branded card portfolio) | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	235	282
ECL from post model management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(368)	(235)
Of which: ECL from economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (114)	£ (78)